Schedule of Investments (unaudited)
June 30, 2021
BATS: Series P Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Fixed-Income Funds — 27.6%
BATS: Series S Portfolio(a)	1,595,569	$ 15,508,930
Total Investments — 27.6% (Cost: $15,371,630)		15,508,930
Other Assets Less Liabilities — 72.4%		40,627,326
Net Assets — 100.0%		$ 56,136,256
(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
BATS: Series S Portfolio	$ 15,524,886	$ —	$ —	$ —	$ (15,956)	$ 15,508,930	1,595,569	$ 60,440	$ —
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Ultra Treasury Bonds	1	09/21/21	$ 193	$ 8,364
U.S. Treasury Notes (5 Year)	1	09/30/21	123	(432)
				7,932
Short Contracts
U.S. Treasury Bonds (30 Year)	2	09/21/21	322	(7,496)
U.S. Treasury Notes (10 Year)	203	09/21/21	26,897	35,909
U.S. Ultra Treasury Notes (10 Year)	213	09/21/21	31,354	(538,744)
U.S. Treasury Notes (2 Year)	31	09/30/21	6,830	11,343
				(498,988)
				$ (491,056)
Centrally Cleared Interest Rate Swaps
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.05%	At Termination	1-day Overnight Fed Funds Effective Rate, 0.08%	At Termination	10/21/22	USD	3,287	$ 3,440	$ —	$ 3,440
Secured Overnight Financing Rate, 0.01%	At Termination	0.05%	At Termination	10/21/22	USD	3,287	(1,415)	—	(1,415)
0.18%	At Termination	1-day Overnight Fed Funds Effective Rate, 0.08%	At Termination	10/21/25	USD	3,167	64,334	—	64,334
Secured Overnight Financing Rate, 0.01%	At Termination	0.17%	At Termination	10/21/25	USD	3,167	(60,315)	—	(60,315)
2.90%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	11/15/27	USD	2	(228)	—	(228)

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series P Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.56%	At Termination	1-day Overnight Fed Funds Effective Rate, 0.08%	At Termination	10/21/30	USD	336	$ 17,952	$ —	$ 17,952
Secured Overnight Financing Rate, 0.01%	At Termination	0.53%	At Termination	10/21/30	USD	336	(17,623)	—	(17,623)
0.75%	At Termination	Secured Overnight Financing Rate, 0.01%	At Termination	10/21/35	USD	22	1,693	—	1,693
1-day Overnight Fed Funds Effective Rate, 0.08%	At Termination	0.79%	At Termination	10/21/35	USD	22	(1,701)	—	(1,701)
0.84%	At Termination	Secured Overnight Financing Rate, 0.01%	At Termination	10/21/40	USD	39	3,915	—	3,915
1-day Overnight Fed Funds Effective Rate, 0.08%	At Termination	0.91%	At Termination	10/21/40	USD	39	(3,853)	—	(3,853)
0.91%	At Termination	Secured Overnight Financing Rate, 0.01%	At Termination	10/21/50	USD	22	2,977	—	2,977
1-day Overnight Fed Funds Effective Rate, 0.08%	At Termination	0.99%	At Termination	10/21/50	USD	22	(2,883)	—	(2,883)
							$ 6,293	$ —	$ 6,293
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series P Portfolio
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 15,508,930	$ —	$ —	$ 15,508,930
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 55,616	$ 94,311	$ —	$ 149,927
Liabilities
Interest Rate Contracts	(546,672)	(88,018)	—	(634,690)
	$ (491,056)	$ 6,293	$ —	$ (484,763)
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
LIBOR	London Interbank Offered Rate
3